PROJECT ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Project assets	$ 1,087,518,726		¥ 4,353,070,389		¥ 7,044,728,804
Revenues	2,481,781,084	¥ 16,076,481,503	9,978,528,648	¥ 7,078,838,515
Depreciation of property, plant and equipment	$ 60,693,875	393,162,784	348,022,445	328,311,127
Project assets pledged					3,560,574,593
Completed and connected to the grid [Member]
Property, Plant and Equipment [Line Items]
Project assets			2,027,560,954		¥ 3,334,207,883
Generated Electricity [Member]
Property, Plant and Equipment [Line Items]
Revenues		628,020,511	243,840,336	¥ 76,719,737
Depreciation of property, plant and equipment		228,972,745	85,693,840
Solar Power Plant Generated Electricity [Member]
Property, Plant and Equipment [Line Items]
Revenues		¥ 618,446,388	¥ 237,539,126